STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income Loss [Line Items]
Changes in the Number of Ordinary Shares Outstanding and Treasury Shares Held by the Company

Common Stock―The changes in the number of ordinary shares outstanding and treasury shares held by McDermott are as follows:

	Year Ended December 31,
	2017	2016
Shares outstanding
Beginning balance	80,462,759	79,672,308
Common stock issued	14,559,708	1,101,603
Purchase of common stock	(346,860)	(311,152)
Ending balance	94,675,607	80,462,759

Shares held as Treasury shares
Beginning balance	2,767,335	2,608,068
Purchase of common stock	346,860	311,152
Retirement of common stock	(281,188)	(151,885)
Ending balance	2,833,007	2,767,335

Ordinary shares issued at the end of the period	97,508,614	83,230,094

Components of Accumulated Other Comprehensive Income (Loss) Included in Stockholders' Equity

The components of AOCI included in stockholders’ equity are as follows:

	December 31,
	2017	2016
	(In thousands)
Foreign currency translation adjustments ("CTA")	$(49,025)	$(42,082)
Net unrealized gain on investments	393	269
Net unrealized loss on derivative financial instruments	(1,816)	(25,082)
Accumulated other comprehensive loss	$(50,448)	$(66,895)

Reclassifications [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Components of Accumulated Other Comprehensive Income (Loss) Included in Stockholders' Equity

The following table presents the components of AOCI and the amounts that were reclassified during 2017, 2016 and 2015:

	Foreign currency translation adjustments		Unrealized holding gain (loss) on investments	Gain (loss) on derivative (1)		TOTAL
	(In thousands)
Balance, January 1, 2015	$(15,212)		$241	$(82,837)		$(97,808)
Other comprehensive income (loss) before reclassification	(12,470)		6	(57,459)		(69,923)
Amounts reclassified from AOCI	(2,243)		-	76,019	(2)	73,776
Net current period other comprehensive income (loss)	(14,713)		6	18,560		3,853

Balance, December 31, 2015	(29,925)		247	(64,277)		(93,955)
Other comprehensive income (loss) before reclassification	(12,157)		22	4,004		(8,131)
Amounts reclassified from AOCI	-		-	35,191	(2)	35,191
Net current period other comprehensive income (loss)	(12,157)		22	39,195		27,060

Balance, December 31, 2016	(42,082)		269	(25,082)		(66,895)
Other comprehensive income before reclassification	(1,010)		124	15,501		14,615
Acquisition of NCI	-		-	2,284		2,284
Amounts reclassified from AOCI	(5,933)	(3)	-	5,481	(2)	(452)
Net current period other comprehensive income	(6,943)		124	23,266		16,447

Balance at December 31, 2017	$(49,025)		$393	$(1,816)		$(50,448)

(1)	Refer to Note 14, Derivative Financial Instruments, for additional details
(2)	Reclassified to Cost of operations and Other non-operating income (expense), net
(3)	Release of CTA to Other non-operating income (expense), net, on liquidation of certain foreign entities